BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total	$ 10,164	$ 8,326
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Current	364	279
Non-current	7,699	7,045
Total	$ 8,063	$ 7,324